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Schroder U.S. Smaller Companies Fund
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Two Portland Square, Portland, Maine 04101
General Information  (207) 879-6200
Account Information  (800) 344-8332
Fund Literature      (800) 290-9826
Fax                  (207) 879-6050

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term capital appreciation. The Fund invests at least 65% of its assets in equity securities of U.S.-domiciled companies that have at the time of purchase market capitalizations of $1.5 billion or less.

INVESTMENT ADVISER

Schroder Capital Management International Inc. (the 'Investment Adviser') is a wholly owned indirect subsidiary of Schroders plc, the London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the 'Schroder Group') that dates its origins to 1804. The investment management operations of the Schroder Group are located in 20 countries worldwide. At the end of the last calendar year, December 31, 1997, the Schroder Group had over $175 billion in assets under management. As of March 31, 1998, the Investment Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd., had over $29 billion under management.

Dear Shareholder:

     For the fiscal year ended May 31, 1998, the Schroder U.S. Smaller Companies Fund-Investor Shares returned 21.63% (21.50% for Advisor Shares) outperforming its benchmark, the Russell 2000(Registered) Index which rose 21.40% for the same period. During this same time period, larger capitalization stocks as measured by the S&P 500(Registered) Index registered gains of 30.69%. This underperformance, one of the most pronounced in recent history, has led to one of the greatest valuation disparities between small and large companies in many years.

     Currently, Fund management believes that the economy is operating at a level at or near capacity. Therefore, there is not room to support an accelerating level of cyclical growth without triggering accelerating inflation. One of two things could possibly happen in the shorter-term. The economy may remain at a slow growth phase, as recent data and Federal Reserve Board decisions may suggest. The recent international turmoil will likely slow domestic growth enough to avoid significant interest rate hikes. This will be beneficial for the equity markets, and in particular the small cap market. Management believes that profit growth has peaked and that higher growth companies will have greater attraction under the slow steady growth scenario.

     Looking forward, we are cautiously optimistic regarding the outlook for smaller companies given their valuations relative to larger companies and their prospects for earnings growth. Management remains focused on its research-intensive individual stock selection, concentrating on underfollowed and misunderstood companies that can offer superior earnings growth.

     Thank you for your interest and support in the Schroder U.S. Smaller Companies Fund.

Sincerely,

/s/ Mark J. Smith

Mark J. Smith
President

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Schroder U.S. Smaller Companies Fund
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MANAGEMENT DISCUSSION AND ANALYSIS (As of May 31, 1998)

     Against the backdrop of a stable U.S. economy and no sign of interest rates increasing, the past 12 months (and particularly in the recent past), have been affected by the Asian crisis, volatile market conditions and a serious correction in October. This activity put an end to a brief three-month lead the Russell 2000 Index enjoyed over the S&P 500 from mid-August to mid-November. Smaller companies significantly underperformed larger companies during this period bringing relative valuations to their lowest levels since 1990.

     Sector level performance was again volatile during the period. Performance was helped by outperformance in financials, technology and consumer staples. The Fund did not, however, participate in gains in utilities, due to lack of exposure in this sector. Both consumer staples and consumer cyclical sectors performed well. Leading securities of the Fund in these two sectors were Suiza Foods Corp. and Pillowtex Corp., respectively.

     Due to falling oil prices, energy was the worst performing sector of the Russell 2000. The Fund outperformed in this sector due to prudent stock selection. Technology was the second worst performing sector in the market for the period; however, the Fund's underweight position and management's conservative stance and focused stock selection enabled the Fund's technology holdings to outperform.

     The Fund remained well diversified across sectors with investments continuing to be made primarily on a bottom-up and opportunistic basis. Looking forward, management continues to search for quality companies with attractive growth prospects which are run by incentivized management, and trading at reasonable valuations. We believe that currently many smaller companies offer more attractive investment opportunities than larger companies based on their valuations and growth prospects. We will remain focused on our research-intensive individual stock selection, concentrating on underfollowed and misunderstood companies that we believe offer superior earnings growth.

     The views expressed in this report were those of the Fund's portfolio managers as of May 31, 1998, and may not reflect the views of the portfolio managers on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice; investors should consult their own investment professionals as to their individual investment programs.

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Schroder U.S. Smaller Companies Fund
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INVESTMENT ADVISER'S REPORT--COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

The following information compares a change in value of a $10,000 investment in the Investor Shares of the Fund (the initial class of shares) with the performance of the Russell 2000 Index over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The Russell 2000 Index is an unmanaged capitalization weighted broad based index of small capitalization U.S. companies which represents the smallest 2000 companies in the Russell 3000 Index. The Fund's total return includes operating expenses or charges (if applicable) that reduce returns, while the total return of the Index does not. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. Advisor Shares have higher expenses and, therefore, have lower performance than Investor Shares. Past performance cannot predict nor guarantee future results.

           SCHRODER U.S. SMALLER COMPANIES FUND VS RUSSELL 2000 INDEX

INVESTMENT VALUE ON 5/31/98
---------------------------
Schroder U.S. Smaller Companies Fund - Investor Shares    $28,550
Schroder U.S. Smaller Companies Fund - Advisor Shares     $13,538
Russell 2000 Index                                        $20,208

                                                                    SINCE
AVERAGE ANNUAL TOTAL RETURN ON 5/31/98      1 YEAR      3 YEAR    INCEPTION
--------------------------------------      ------      ------    ---------
Schroder U.S. Smaller Companies Fund -
  Investor Shares                           21.63%      28.70%      24.23%(a)
Schroder U.S. Smaller Companies Fund -
  Advisor Shares                            21.50%         N/A      23.24%(b)
Russell 2000 Index                          21.40%      20.80%      15.65%(c)

                             [PERFORMANCE GRAPH]

                                Schroder U.S.
                                  Smaller
                                 Companies      Russell
                               Fund--Investor     2000
                                   Shares        Index
                               --------------  ----------
                     7/31/93                   $10,000.00
                    08/06/93     $10,000.00
                    08/31/93     $10,350.00    $10,411.49
                    09/30/93     $10,820.00    $10,697.37
                    10/31/93     $10,990.00    $10,960.83
                    11/30/93     $10,710.00    $10,590.36
                    12/31/93     $11,202.30    $10,936.66
                    01/31/94     $11,655.63    $11,271.32
                    02/28/94     $11,806.74    $11,229.62
                    03/31/94     $11,222.45    $10,618.73
                    04/30/94     $11,373.56    $10,681.38
                    05/31/94     $11,343.34    $10,543.59
                    06/30/94     $11,141.86    $10,164.02
                    07/31/94     $11,272.82    $10,322.58
                    08/31/94     $11,917.55    $10,883.10
                    09/30/94     $11,665.70    $10,833.03
                    10/31/94     $11,897.41    $10,787.53
                    11/30/94     $11,383.63    $10,332.30
                    12/31/94     $11,700.61    $10,590.61
                    01/31/95     $11,752.84    $10,448.59
                    02/28/95     $12,379.66    $10,869.40
                    03/31/95     $12,755.75    $11,047.34
                    04/30/95     $13,090.05    $11,276.11
                    05/31/95     $13,382.57    $11,461.01
                    06/30/95     $13,957.15    $12,044.53
                    07/31/95     $15,116.77    $12,737.39
                    08/31/95     $15,680.90    $12,992.43
                    09/30/95     $16,224.14    $13,225.15
                    10/31/95     $15,816.71    $12,634.91
                    11/30/95     $16,683.81    $13,179.25
                    12/31/95     $17,443.54    $13,515.75
                    01/31/96     $17,360.42    $13,500.30
                    02/28/96     $17,835.39    $13,926.98
                    03/31/96     $18,785.35    $14,203.21
                    04/30/96     $19,972.79    $14,966.40
                    05/31/96     $21,160.23    $15,567.42
                    06/30/96     $20,459.64    $14,932.74
                    07/31/96     $18,915.97    $13,629.56
                    08/31/96     $19,497.81    $14,421.03
                    09/30/96     $20,614.01    $14,984.07
                    10/31/96     $20,459.64    $14,750.92
                    11/30/96     $21,124.61    $15,356.07
                    12/31/96     $21,330.98    $15,750.56
                    01/31/97     $21,720.43    $16,062.28
                    02/28/97     $21,720.43    $15,673.41
                    03/31/97     $20,941.54    $14,938.48
                    04/30/97     $21,012.35    $14,975.29
                    05/31/97     $23,472.93    $16,645.33
                    06/30/97     $24,835.99    $17,352.58
                    07/31/97     $26,022.03    $18,162.21
                    08/31/97     $26,588.49    $18,572.06
                    09/30/97     $28,376.40    $19,927.86
                    10/31/97     $27,084.15    $19,042.07
                    11/30/97     $26,871.73    $18,912.45
                    12/31/97     $27,060.17    $19,251.93
                    01/31/98     $26,537.92    $18,958.72
                    02/28/98     $28,298.09    $20,380.30
                    03/31/98     $30,058.26    $21,236.68
                    04/30/98     $30,096.95    $21,353.33
                    05/31/98     $28,549.54    $20,207.73

(a) Inception date for Investor Shares is August 6, 1993
(b) Inception date for Advisor Shares is December 23, 1996
(c) Annualized returns for the Russell 2000 Index are based on an inception date of July 31, 1993

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            PORTFOLIO CHARACTERISTICS AS OF MAY 31, 1998 (UNAUDITED)

                       TOP TEN HOLDINGS

SECURITY                                       % OF NET ASSETS
--------------------------------------------------------------
Pillowtex Corp.                                      2.58%
WestPoint Stevens, Inc.                              1.73%
Ha-Lo Industries, Inc.                               1.57%
Triangle Pacific Corp.                               1.38%
Interface, Inc.                                      1.37%
MAPICS, Inc.                                         1.34%
Select Appointments Holdings Public Ltd. Co.         1.31%
Bally Total Fitness Holdings Corp.                   1.27%
Allied Capital Corp.                                 1.25%
Ball Corp.                                           1.22%
                                               ---------------
Total                                               15.02%
                                               ---------------
                                               ---------------

            INVESTMENTS BY INDUSTRY

INDUSTRY                        % OF NET ASSETS
-----------------------------------------------
Consumer Cyclical                     22.7%
Transportation/Services/Misc.         21.1%
Financial                             11.8%
Technology                             9.6%
Capital Goods/Construction             6.8%
Energy                                 6.2%
Health Care                            6.1%
Consumer Staples                       5.9%
Basic Materials                        3.1%
Cash & Other Net Assets                6.7%
                                ---------------
Total                                100.0%
                                ---------------
                                ---------------

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Schroder U.S. Smaller Companies Fund
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STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998

ASSETS:
         Investments (Notes 1 and 2):
            Investment in Schroder U.S. Smaller Companies
              Portfolio (the 'Portfolio')                        $56,224,866
         Receivable for Fund shares sold                             177,809
         Organization costs, net of amortization (Note 2)                816
         Receivable from administrator (Note 4)                       22,809
         Other receivables                                             3,371
                                                                 -----------
                              Total Assets                        56,429,671
                                                                 -----------
LIABILITIES:
         Payable for Fund shares redeemed                            120,597
         Payable to administrator (Note 3)                            16,016
         Payable to subadministrator (Note 3)                          3,642
         Accrued expenses and other liabilities                       65,882
                                                                 -----------
                              Total Liabilities                      206,137
                                                                 -----------
                              Net Assets                         $56,223,534
                                                                 -----------
                                                                 -----------
COMPONENTS OF NET ASSETS:
         Paid-in capital                                          47,523,710
         Accumulated net realized gain (loss)                        127,185
         Net unrealized appreciation (depreciation) on
           investments                                             8,572,639
                                                                 -----------
                              Net Assets                         $56,223,534
                                                                 -----------
                                                                 -----------
NET ASSETS BY CLASS:
         Investor Class                                          $51,679,185
         Advisor Class                                             4,544,349
                                                                 -----------
                              Net Assets                         $56,223,534
                                                                 -----------
                                                                 -----------
SHARES OF BENEFICIAL INTEREST:
         Investor Class                                            3,501,037
         Advisor Class                                               308,725

NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY SHARES OF BENEFICIAL INTEREST):
         Investor Class                                          $     14.76
         Advisor Class                                           $     14.72

    The accompanying notes are an integral part of the financial statements.

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Schroder U.S. Smaller Companies Fund
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STATEMENT OF OPERATIONS

                                                                 For the Year
                                                                    Ended
                                                                 May 31, 1998
                                                                 ------------
NET INVESTMENT INCOME ALLOCATED FROM THE PORTFOLIO:
         Dividend income                                          $   235,045
         Interest income                                              128,809
         Net expenses                                                (320,187)
                                                                 ------------
                              Net Investment Income Allocated
                                from the Portfolio                     43,667
                                                                 ------------
EXPENSES:
         Administration (Note 3)                                      106,075
         Subadministration (Note 3)                                    31,822
         Transfer agency (Note 3)
            Investor Shares                                            25,979
            Advisor Shares                                             18,867
         Shareholder services - Advisor Shares (Note 3)                 4,871
         Accounting (Note 3)                                           12,000
         Legal                                                         10,628
         Audit                                                         12,606
         Registration                                                  38,843
         Reporting                                                     36,345
         Trustees                                                       1,167
         Amortization of organization costs (Note 2)                    5,818
         Miscellaneous                                                  4,040
                                                                 ------------
                              Total Expenses                          309,061
         Fees waived and expenses reimbursed (Note 4)                 (44,919)
                                                                 ------------
                              Net Expenses                            264,142
                                                                 ------------
NET INVESTMENT INCOME (LOSS)                                         (220,475)
                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
         Net realized gain (loss) on investments sold               2,230,689
         Net change in unrealized appreciation (depreciation)
           on investments                                           4,722,131
                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              6,952,820
                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      $ 6,732,345
                                                                 ------------
                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

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                                       6
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Schroder U.S. Smaller Companies Fund
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STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   For the Period       For the Year
                                                                   For the             Ended               Ended
                                                                  Year Ended        May 31, 1997      October 31, 1996
                                                                 May 31, 1998         (Note 1)            (Note 1)
                                                                --------------    ----------------    ----------------
NET ASSETS, BEGINNING OF PERIOD                                  $  26,185,077      $ 13,742,555        $ 15,287,216
                                                                --------------    ----------------    ----------------
OPERATIONS:
         Net investment income (loss)                                 (220,475)          (42,527)            (50,796)
         Net realized gain (loss) on investments sold                2,230,689         1,749,974           4,597,614
         Net change in unrealized appreciation (depreciation)
           on investments                                            4,722,131         1,017,015            (843,435)
                                                                --------------    ----------------    ----------------
         Net increase (decrease) in net assets resulting from
           operations                                                6,732,345         2,724,462           3,703,383
                                                                --------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net realized gain on investments - Investor Class          (3,305,205)       (4,517,569)         (1,965,720)
         Net realized gain on investments - Advisor Class              (84,662)               --                  --
                                                                --------------    ----------------    ----------------
         Total distributions to shareholders                        (3,389,867)       (4,517,569)         (1,965,720)
CAPITAL SHARE TRANSACTIONS:
         Sale of shares - Investor Class                            30,815,123        14,779,822           1,697,351
         Sale of shares - Advisor Class                              5,400,648           129,171                  --
         Reinvestment of distributions - Investor Class              2,814,366         3,516,999           1,522,389
         Reinvestment of distributions - Advisor Class                  27,828                --                  --
         Redemption of shares - Investor Class                     (11,273,810)       (4,133,899)         (6,502,064)
         Redemption of shares - Advisor Class                       (1,088,176)          (56,464)                 --
                                                                --------------    ----------------    ----------------
         Net increase (decrease) from capital share
           transactions                                             26,695,979        14,235,629          (3,282,324)
                                                                --------------    ----------------    ----------------
         Net increase (decrease) in net assets                      30,038,457        12,442,522          (1,544,661)
                                                                --------------    ----------------    ----------------
NET ASSETS, END OF PERIOD                                        $  56,223,534      $ 26,185,077        $ 13,742,555
         (Including accumulated undistributed net investment    --------------    ----------------    ----------------
           income (loss) of $0, $887, and $0, respectively)     --------------    ----------------    ----------------

SHARE TRANSACTIONS:
         Sale of shares - Investor Class                             2,088,564         1,190,001              95,854
         Sale of shares - Advisor Class                                376,171            10,511                  --
         Reinvestment of distributions in shares - Investor
           Class                                                       206,939           296,293             106,834
         Reinvestment of distributions in shares - Advisor
           Class                                                         2,056                --                  --
         Redemption of shares - Investor Class                        (763,482)         (315,073)           (414,456)
         Redemption of shares - Advisor Class                          (75,600)           (4,413)                 --
                                                                --------------    ----------------    ----------------
         Net increase (decrease) in shares                           1,834,648         1,177,319            (211,768)
                                                                --------------    ----------------    ----------------
                                                                --------------    ----------------    ----------------

    The accompanying notes are an integral part of the financial statements.

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Schroder U.S. Smaller Companies Fund
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FINANCIAL HIGHLIGHTS--INVESTOR SHARES (a)

     Selected per share data and ratios for an Investor share outstanding throughout each period:

                                              For the         For the
                                             Year Ended     Period Ended            For the Year Ended October 31,
                                              May 31,         May 31,        ---------------------------------------------
                                                1998          1997(b)        1996(b)        1995        1994       1993(b)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $  13.26        $  17.23       $ 15.14       $ 11.81     $ 10.99     $ 10.00
                                             ----------     ------------     -------       -------     -------     -------
Investment Operations
  Net Investment Income (Loss)                   (0.06)(c)       (0.02)(c)     (0.06)(c)     (0.04)      (0.07)      (0.02)
  Net Realized and Unrealized Gain (Loss)
     on Investments                               2.82            1.88          4.10          3.78        0.97        1.01
                                             ----------     ------------     -------       -------     -------     -------
  Total from Investment Operations                2.76            1.86          4.04          3.74        0.90        0.99
                                             ----------     ------------     -------       -------     -------     -------
Distributions From
  Net Realized Gain on Investments               (1.26)          (5.83)        (1.95)        (0.41)      (0.08)         --
                                             ----------     ------------     -------       -------     -------     -------
Net Asset Value, End of Period                $  14.76        $  13.26       $ 17.23       $ 15.14     $ 11.81     $ 10.99
                                             ----------     ------------     -------       -------     -------     -------
                                             ----------     ------------     -------       -------     -------     -------

Total Return                                    21.63%          14.73%(d)     29.35%        32.84%       8.26%       9.90%

Ratio/Supplementary Data
Net Assets at End of Period (in thousands)    $ 51,679        $ 26,104       $13,743       $15,287     $13,324     $12,489
Ratios to Average Net Assets:
  Expenses including reimbursement/waiver
     of fees                                    1.37%(c)(e)    1.49%(c)(e)    1.49%(c)(e)    1.49%(e)    1.45%(e)    2.03%(e)
  Expenses excluding reimbursement/waiver
     of fees                                    1.37%(c)(e)    1.87%(c)(e)     N/A(c)(e)       N/A       N/A         N/A
  Net investment income (loss) including
     reimbursement/waiver of fees             (0.51)%(c)(e)   (0.42)%(c)(e)  (0.35)%(c)(e)  (0.30)%(e)  (0.58)%(e)  (0.99)%(e)
Average commission rate per share (f)         $ 0.0582        $ 0.0584       $0.0583           N/A       N/A         N/A
Portfolio turnover rate (g)                     54.98%          34.45%        58.50%        92.68%      70.82%      12.58%

------------------
(a) On May 17, 1996, the Fund began offering two classes of shares, Investor Shares and Advisor Shares, and all then outstanding shares of the Fund were designated as Investor Shares.

(b) See Note 1.

(c) Includes the Fund's proportionate share of income and expenses of the Portfolio.

(d) Total returns would have been lower had certain expenses not been limited during the period shown (See Note 4).

(e) Annualized.

(f) Amount represents the average commissions per share paid by the Portfolio to brokers on the purchase and sale of equity securities on which commissions are charged.

(g) Portfolio turnover represents the rate of portfolio activity. The rate after October 31, 1995 represents the portfolio turnover rate of the Portfolio.

    The accompanying notes are an integral part of the financial statements.

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                                       8
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Schroder U.S. Smaller Companies Fund
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FINANCIAL HIGHLIGHTS--ADVISOR SHARES (a)

     Selected per share data and ratios for an Advisor share outstanding throughout the period:

                                                                               For the             For the
                                                                              Year Ended         Period Ended
                                                                               May 31,             May 31,
                                                                                 1998              1997(b)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                           $  13.24            $  11.89
                                                                              ----------         ------------
Investment Operations:
  Net Investment Income (Loss)                                                    (0.05)(c)           (0.03)(c)
  Net Realized and Unrealized Gain (Loss) on Investments                           2.79                1.38
                                                                              ----------         ------------
Total from Investment Operations                                                   2.74                1.35
                                                                              ----------         ------------
Distributions From Net Realized Gain on Investments                               (1.26)                 --
                                                                              ----------         ------------
Net Asset Value, End of Period                                                 $  14.72            $  13.24
                                                                              ----------         ------------
                                                                              ----------         ------------

Total Return                                                                      21.50%(d)           11.35%(d)

Ratio/Supplementary Data
Net Assets at End of Period (in thousands)                                     $  4,544            $     81
Ratios to Average Net Assets:
  Expenses including reimbursement/waiver of fees                                  1.58%(c)(e)         1.74%(c)(e)
  Expenses excluding reimbursement/waiver of fees                                  3.88%(c)(e)        57.02%(c)(e)
  Net investment income (loss) including reimbursement/waiver of fees             (0.78)%(c)(e)       (0.67)%(c)(e)
Average commission rate per share (f)                                          $ 0.0582            $ 0.0584
Portfolio turnover rate (g)                                                       54.98%              34.45%

------------------
(a) On May 17, 1996, the Fund began offering two classes of shares Investor Shares and Advisor Shares, and all then outstanding shares of the Fund were designated as Investor Shares. Advisor Class shares were first issued on December 23, 1996.

(b) See Note 1.

(c) Includes the Fund's proportionate share of income and expenses of the Portfolio.

(d) Total returns would have been lower had certain expenses not been limited during the period shown (See Note 4).

(e) Annualized.

(f) Amount represents the average commissions per share paid by the Portfolio to brokers on the purchase and sale of equity securities on which commissions are charged.

(g) Portfolio turnover represents the rate of portfolio activity of the Portfolio.

    The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998

NOTE 1. ORGANIZATION

         Schroder Capital Funds (Delaware) (the 'Trust') was organized as a Maryland corporation on July 30, 1969; reorganized as a series company on February 29, 1988, as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the 'Act'), currently has eight investment portfolios. Included in this report is the Schroder U.S. Smaller Companies Fund (the 'Fund'), a diversified portfolio that commenced operations on August 6, 1993. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Investor Shares and Advisor Shares of beneficial interest without par value which have equal rights as to assets and voting privileges. As of May 31, 1998, both Investor Shares and Advisor Shares had been issued.

         Effective May 31, 1997, the Fund changed its fiscal year end to May 31 from October 31.

   MASTER FEEDER ARRANGEMENT

         The Fund seeks to achieve its investment objective by investing all of its investable assets in Schroder U.S. Smaller Companies Portfolio (the 'Portfolio'), a separate, diversified portfolio of Schroder Capital Funds ('Schroder Core'), that has the same investment objective and substantially similar investment policies as the Fund. This is commonly referred to as a master-feeder arrangement. Schroder Core also is registered as an open-end management investment company. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investment in the Portfolio as a partnership interest and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. The Portfolio's financial statements are included on pages 14 to 22 in this report and should be read in conjunction with the Fund's financial statements. As of May 31, 1998, the Fund owns approximately 15.8% of the Portfolio's interests.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, that require management to make certain estimates and assumptions which affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

   SECURITY VALUATION

         The Trust determines the net asset value per share of the Fund as of the close of trading on the New York Stock Exchange on each Fund business day. Valuation of securities held in the Portfolio are discussed in the Notes to the Financial Statements of the Portfolio.

   INVESTMENT INCOME AND EXPENSES

         The Fund records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, the Fund accrues its own expenses. Investment income, realized and unrealized gains and losses, and the common expenses of the Fund are allocated as accrued on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

--------------------------------------------------------------------------------
                                       10
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--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   DISTRIBUTIONS TO SHAREHOLDERS

         Dividends and capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

   FEDERAL TAXES

         The Fund intends to qualify and continue to qualify each year as regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

   EXPENSE ALLOCATION

         The Trust accounts separately for the assets and liabilities and operation of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's net assets. Expenses that are directly attributable to a class are allocated to that class.

   ORGANIZATIONAL COSTS

         Costs incurred by the Fund in connection with its organization are amortized on a straight line basis over a five year period.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         The Fund currently invests all of its assets in the Portfolio, which retains Schroder Capital Management International Inc. ('SCMI') to act as investment adviser pursuant to an Investment Advisory Agreement. See Notes to the Financial Statements of the Portfolio.

   ADMINISTRATOR

         The Trust, on behalf of the Fund, has entered into an Administration Agreement with Schroder Fund Advisors Inc. ('SFA') and a Subadministration Agreement with Forum Administrative Services, LLC ('FAdS'). For its services, SFA is entitled to receive an annual fee, payable monthly, at the rate of 0.25% of the Fund's average daily net assets. For its services, FAdS is entitled to receive an annual fee, payable monthly, at the rate of 0.075% of the Fund's average daily net assets.

   TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ('FSS'). FSS is paid a fee in the amount of $12,000 per share class per year, plus certain other charges.

--------------------------------------------------------------------------------
                                       11
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--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

   SHAREHOLDER SERVICE PLAN AND SERVICE ORGANIZATIONS

         The Trust has adopted a Shareholder Service Plan ('the Plan') in accordance with the requirements of the Act for Advisor Shares under which SFA is authorized to pay service organizations a servicing fee. Payments under the Plan may be for various types of services. The maximum annual amount currently payable under the Plan is 0.25% of the Fund's average daily net assets attributable to Advisor Shares.

   OTHER SERVICE PROVIDERS

         Forum Accounting Services, LLC ('FAcS') provides fund accounting services to the Fund. For its services, FAcS is entitled to receive from the Fund a fee of $12,000 per year.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

         In order to limit the Fund's expenses, SCMI and SFA have voluntarily agreed to reduce their compensation (and, if necessary, to pay certain expenses of the Fund) to the extent that the Fund's expenses would exceed 1.74% of the Fund's average daily net assets attributable to Advisor Shares and 1.49% of the Fund's average daily net assets attributable to Investor Shares. The expense limitations cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust. SCMI, SFA, FAdS, FSS and FAcS may voluntarily waive all or a portion of their fees, from time to time. For the year ended May 31, 1998, expenses reimbursed by SFA were $34,869 and fees waived by FSS were $10,050.

------------------------

SUPPLEMENTARY UNAUDITED INFORMATION

   DISTRIBUTIONS

         During the fiscal year ended May 31, 1998, the Fund distributed $491,709 in 20 percent rate gain, $1,343,491 in 28 percent rate gain and $1,554,667 in ordinary income to shareholders, of which 35.44% of the ordinary income distribution may qualify for the dividends received deduction available to corporate shareholders.

--------------------------------------------------------------------------------
                                       12
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Schroder U.S. Smaller Companies Fund
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To Trustees of Schroder Capital Funds (Delaware) and Shareholders of Schroder U.S. Smaller Companies Fund

     In our opinion, the accompanying statement of assets and liabilities and related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schroder U.S. Smaller Companies Fund (the 'Fund') (a separately managed portfolio of Schroder Capital Funds (Delaware)), at May 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (herein referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts
July 21, 1998

--------------------------------------------------------------------------------
                                       13
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Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF MAY 31, 1998

           COMMON STOCK - 93.3%
SHARES                                                              VALUE US$
-------                                                            ------------
           BASIC MATERIALS - 3.1%
 98,250    AMCOL International Corp.                               $  1,350,938
110,200    Ball Corp.                                                 4,346,013
 87,500    Ferro Corp.                                                2,504,688
118,300    Galey & Lord, Inc. (a)                                     2,927,925
                                                                   ------------
                                                                     11,129,564
                                                                   ------------
           CAPITAL GOODS/CONSTRUCTION - 6.8%
 69,800    Aeroquip-Vickers, Inc.                                     4,310,150
159,200    Aftermarket Technology Corp. (a)                           2,726,300
128,600    Donaldson Co., Inc.                                        2,805,088
 58,800    Essex International, Inc. (a)                              1,444,275
 92,200    Harsco Corp.                                               4,022,225
 97,000    Tracor, Inc. (a)                                           3,831,500
111,400    Triangle Pacific Corp. (a)                                 4,915,530
                                                                   ------------
                                                                     24,055,068
                                                                   ------------
           CONSUMER CYCLICAL - 22.7%
126,000    800-JR CIGAR, Inc. (a)                                     2,504,250
 96,300    American Italian Pasta Co. (a)                             3,454,763
140,500    Bally Total Fitness Holding Corp. (a)                      4,531,125
102,900    Blyth Industries, Inc. (a)                                 3,157,744
 39,200    Ethan Allen Interiors, Inc.                                1,972,250
175,950    Fossil, Inc. (a)                                           3,403,540
 83,300    Furniture Brands International, Inc. (a)                   2,457,350
124,600    Interface, Inc.                                            4,882,763
121,900    Knoll, Inc. (a)                                            3,847,472
138,600    Media Arts Group, Inc. (a)                                 2,694,038
217,900    Musicland Stores Corp. (a)                                 3,145,931
 54,000    Pier 1 Imports, Inc.                                       1,299,375
196,200    Pillowtex Corp.                                            9,172,350
 51,337    Promus Hotel Corp. (a)                                     2,220,325
174,600    ResortQuest International, Inc. (a)                        2,651,738
 52,450    Robert Half International, Inc. (a)                        2,655,281
 84,300    Ross Stores, Inc.                                          3,719,738
188,475    Sonic Corp. (a)                                            3,899,077
 92,400    Stage Stores, Inc. (a)                                     4,308,150
138,000    Stanley Furniture Co., Inc. (a)                            2,794,500
106,200    Trans World Entertainment Corp. (a)                        3,836,475
102,500    Trendwest Resorts, Inc. (a)                                1,819,375
188,200    WestPoint Stevens, Inc. (a)                                6,163,550
                                                                   ------------
                                                                     80,591,160
                                                                   ------------
           CONSUMER STAPLES - 5.9%
 80,800    Earthgrains Co.                                            4,267,250
 57,200    Henry Schein, Inc. (a)                                     2,202,200
 76,900    International Home Foods, Inc. (a)                         2,085,913
142,200    Keebler Foods Co. (a)                                      4,132,687
 93,600    Landry's Seafood Restaurants, Inc. (a)                     2,120,630
 80,100    Richfood Holdings, Inc.                                    1,957,444
 69,300    Suiza Foods Corp. (a)                                      4,049,717
                                                                   ------------
                                                                     20,815,841
                                                                   ------------
           ENERGY - 6.2%
 32,600    Atwood Oceanics, Inc. (a)                                  1,687,050
 94,700    B.J. Service Co. (a)                                       3,095,506
 50,800    Cooper Cameron Corp. (a)                                   3,022,600
 85,000    Kuhlman Corp.                                              3,591,250
178,672    Ocean Energy, Inc. (a)                                     3,584,607
 99,300    Tosco Corp.                                                3,152,775
148,900    Varco International, Inc. (a)                              3,880,705
                                                                   ------------
                                                                     22,014,493
                                                                   ------------
           FINANCIAL - 11.8%
182,900    Allied Capital Corp.                                       4,435,325
116,400    AmerUs Life Holdings, Inc.                                 3,724,800
 34,600    Annuity & Life Re Holdings (a)                               789,312
 73,800    Bank United Corp.                                          3,690,000
 58,200    CMAC Investment Corp.                                      3,521,100
 73,975    Commercial Federal Corp.                                   2,464,292
 50,200    Cullen/Frost Bankers, Inc.                                 2,720,213
 47,200    Duff & Phelps Credit Rating Co.                            2,714,000
 77,700    FBL Financial Group, Inc.                                  2,180,455
 65,500    Fremont General Corp.                                      3,745,781
 62,600    HealthCare Financial Partners, Inc. (a)                    3,075,225
 80,600    Mutual Risk Management Ltd.                                2,826,038
 89,150    North Fork BanCorp, Inc.                                   2,145,172
 82,639    Patriot American Hospitality, Inc.                         1,978,176
 99,900    Waddell & Reed Financial, Inc.                             2,310,187
                                                                   ------------
                                                                     42,320,076
                                                                   ------------
           HEALTH CARE - 6.1%
142,100    Centennial HealthCare Corp. (a)                            2,966,337
112,500    Coventry Health Care, Inc. (a)                             1,631,250
 32,000    Express Scripts, Inc. (a)                                  2,462,000
156,700    Haemonetics Corp. (a)                                      2,389,675
 69,600    Health Care & Retirement Corp. (a)                         2,692,650
135,500    Invacare Corp.                                             3,573,813
 74,500    Matria Healthcare, Inc.(a)                                   302,656
 43,800    PSS World Medical, Inc. (a)                                  547,500
 85,300    Protein Design Labs, Inc. (a)                              2,143,163
106,400    Wesley Jessen VisionCare, Inc. (a)                         2,872,800
                                                                   ------------
                                                                     21,581,844
                                                                   ------------
           TECHNOLOGY - 9.6%
171,900    Antec Corp. (a)                                            3,292,966
 70,900    Dallas Semiconductor Corp.                                 2,388,443
100,300    EG&G, Inc.                                                 3,159,450
112,700    Evans & Sutherland Computer Corp. (a)                      2,831,588
151,600    INTERSOLV (a)                                              2,179,250
270,100    MAPICS, Inc. (a)                                           4,760,513

--------------------------------------------------------------------------------
                                       14
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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS  (CONCLUDED)
AS OF MAY 31, 1998

SHARES                                                              VALUE US$
-------                                                            ------------
           TECHNOLOGY (CONCLUDED)
149,500    MicroTouch Systems, Inc. (a)                            $  2,392,000
205,900    Pairgain Technologies, Inc. (a)                            3,217,188
     31    Structural Dynamics Research Corp. (a)                           785
118,500    Symbol Technologies, Inc.                                  4,169,718
 60,500    Thomas & Betts Corp.                                       3,232,969
108,400    Wang Laboratories, Inc. (a)                                2,601,600
                                                                   ------------
                                                                     34,226,470
                                                                   ------------
           TRANSPORTATION/SERVICES/MISCELLANEOUS - 21.1%
 99,300    Alexandria Real Estate Equities, Inc.                      3,146,567
100,400    Atlas Air, Inc. (a)                                        3,551,650
102,500    C.H. Robinson Worldwide, Inc.                              2,370,312
 71,300    CNF Transportation, Inc.                                   2,927,756
  7,700    CORT Business Services Corp. (a)                             301,261
161,400    Career Education Corp. (a)                                 4,014,824
 20,000    Cavanaughs Hospitality Corp. (a)                             273,750
121,950    Comair Holdings, Inc.                                      3,246,919
128,800    Cornell Corrections, Inc. (a)                              2,833,600
102,400    Eastern Environmental Services, Inc. (a)                   2,918,400
177,800    Group Maintenance America Corp. (a)                        3,333,750
181,100    Ha-Lo Industries, Inc. (a)                                 5,602,780
112,400    INSpire Insurance Solutions, Inc. (a)                      3,674,075
161,800    Ivex Packaging Corp. (a)                                   3,751,737
 80,900    Jacor Communications, Inc. (a)                             4,277,588
942,600    Laidlaw Environmental Services, Inc. (a)                   3,652,575
 83,800    Mac-Gray Corp. (a)                                         1,204,625
134,700    Manufactured Home Communities, Inc.                        3,359,081
161,700    Mesaba Holdings, Inc. (a)                                  3,516,975
168,800    RCM Technologies, Inc. (a)                                 3,502,600
 83,900    RemedyTemp, Inc. (a)                                       2,443,588
161,300    Select Appointments Holdings Public Ltd. Co.               4,657,537
107,300    StaffMark, Inc. (a)                                        3,943,275
 93,500    Superior Services, Inc. (a)                                2,863,438
                                                                   ------------
                                                                     75,368,663
                                                                   ------------
           Total Investments - 93.3%
             (cost $292,812,680)                                    332,103,179
           Other Assets Less Liabilities - 6.7%                      23,700,242
                                                                   ------------
           Total Net Assets - 100.0%                               $355,803,421
                                                                   ------------
                                                                   ------------
------------------
(a) Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       15
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Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998

ASSETS:
         Investments (Note 2):
            Investments at cost                                  $292,812,680
            Net unrealized appreciation (depreciation)             39,290,499
                                                                 ------------
                              Total Investments at Value          332,103,179

         Cash and cash equivalents (Note 2)                        19,665,550
         Receivable for investments sold                            5,128,850
         Receivable for dividends and interest                        140,278
         Organization costs, net of amortization (Note 2)              16,078
                                                                 ------------
                              Total Assets                        357,053,935
                                                                 ------------
LIABILITIES:
         Payable for investments purchased                            975,262
         Payable to investment adviser (Note 3)                       184,522
         Payable to subadministrator (Note 3)                          23,065
         Accrued expenses and other liabilities                        67,665
                                                                 ------------
                              Total Liabilities                     1,250,514
                                                                 ------------
                              Net Assets                         $355,803,421
                                                                 ------------
                                                                 ------------

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       16
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Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                 For the Year
                                                                    Ended
                                                                 May 31, 1998
                                                                 ------------
INVESTMENT INCOME:
         Dividend income                                         $  1,309,477
         Interest income                                              709,293
                                                                 ------------
                              Total Investment Income               2,018,770
                                                                 ------------
EXPENSES:
         Investment advisory (Note 3)                               1,419,439
         Subadministration (Note 3)                                   177,430
         Interestholder recordkeeping (Note 3)                         12,241
         Custody                                                       30,609
         Accounting (Note 3)                                           40,000
         Legal                                                         31,723
         Audit                                                         34,169
         Trustees' fees                                                 6,999
         Amortization of organization costs (Note 2)                    5,017
         Miscellaneous                                                 26,575
                                                                 ------------
                              Total Expenses                        1,784,202
                                                                 ------------
NET INVESTMENT INCOME (LOSS)                                          234,568
                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
         Net realized gain (loss) on investments sold               6,355,034
         Net change in unrealized appreciation (depreciation)
           on investments                                          28,258,572
                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             34,613,606
                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                   $ 34,848,174
                                                                 ------------
                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       17
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--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             For the Period     For the Period
                                                            For the Year         Ended              Ended
                                                               Ended          May 31, 1997     October 31, 1996
                                                            May 31, 1998        (Note 1)           (Note 1)
                                                           --------------    --------------    ----------------
NET ASSETS, BEGINNING OF PERIOD                             $ 103,385,258     $  28,929,477      $         --
                                                           --------------    --------------    ----------------
OPERATIONS:
         Net investment income (loss)                             234,568            77,349            22,137
         Net realized gain (loss) on investments sold           6,355,034         2,311,789           735,049
         Net change in unrealized appreciation
           (depreciation) on investments                       28,258,572         8,079,833         2,952,095
                                                           --------------    --------------    ----------------
         Net increase (decrease) in net assets resulting
           from operations                                     34,848,174        10,468,971         3,709,281
                                                           --------------    --------------    ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
         Contributions                                        228,163,060        69,106,539        26,247,304
         Withdrawals                                          (10,593,071)       (5,119,729)       (1,027,108)
                                                           --------------    --------------    ----------------
         Net increase (decrease) from transactions in
           investors' beneficial interests                    217,569,989        63,986,810        25,220,196
                                                           --------------    --------------    ----------------
         Net increase (decrease) in net assets                252,418,163        74,455,781        28,929,477
                                                           --------------    --------------    ----------------
NET ASSETS, END OF PERIOD                                   $ 355,803,421     $ 103,385,258      $ 28,929,477
                                                           --------------    --------------    ----------------
                                                           --------------    --------------    ----------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       18
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Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

     Portfolio performance for the following periods:

                                                       For the Year     For the Period        For the Period
                                                          Ended             Ended                 Ended
                                                       May 31, 1998    May 31, 1997 (a)    October 31, 1996 (a)
---------------------------------------------------------------------------------------------------------------
Net Assets at End of Period (in thousands)             $355,803        $103,385            $28,929
Ratios to Average Net Assets:
  Expenses including reimbursement/waiver of fees         0.75%(b)          0.85%(b)             0.85%(b)
  Expenses excluding reimbursement/waiver of fees         0.75%(b)          0.95%(b)             1.31%(b)
  Net investment income (loss) including
     reimbursement/waiver of fees                         0.10%(b)          0.22%(b)             0.50%(b)
Average Commission Rate Per Share (c)                    $0.0582           $0.0584              $0.0562
Portfolio Turnover Rate                                  54.98%            34.45%               17.30%

------------------
(a) See Note 1.

(b) Annualized.

(c) Average commission per share paid to brokers on the purchase and sale of equity securities on which commissions are charged.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       19
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Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998

NOTE 1. ORGANIZATION

         Schroder Capital Funds ('Schroder Core') was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the 'Act'), currently has eight investment portfolios. Included in this report is Schroder U.S. Smaller Companies Portfolio ('Portfolio'), a diversified portfolio that commenced operations on August 15, 1996. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold in private placement transactions without any sales charges to qualified investors, including open-end, management investment companies.

         Effective May 31, 1997, the Fund changed its fiscal year end to May 31 from October 31.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, that require management to make certain estimates and assumptions which affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following summarizes the significant accounting policies of the
   Portfolio:

   SECURITY VALUATION

         Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the preceding trading day or at closing mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Prices used for valuations generally are provided by independent pricing services. Short-term investments, having a maturity of 60 days or less, are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board of Trustees.

   CASH EQUIVALENTS

         The Portfolio considers all balances and the related interest income in money market sweep vehicles to be cash equivalents.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Investment transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes.

   EXPENSE ALLOCATION

         Schroder Core accounts separately for the assets and liabilities and operation of each of its portfolios. Expenses that are directly attributable to more than one portfolio are allocated among the respective portfolios in proportion to each portfolio's net assets.

--------------------------------------------------------------------------------
                                       20
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--------------------------------------------------------------------------------
Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  (CONCLUDED)

   ORGANIZATIONAL COSTS

         Costs incurred by the Portfolio in connection with its organization are amortized on a straight line basis over a five-year period.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         Schroder Capital Management International Inc. ('SCMI') is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive from Schroder U.S. Smaller Companies Portfolio, an annual fee, payable monthly, of 0.60% of the Portfolio's average daily net assets.

   SUBADMINISTRATOR

         On behalf of the Portfolio, Schroder Core has entered into a Subadministration Agreement with Forum Administrative Services, LLC ('FAdS') under which FAdS is entitled to receive from Schroder U.S. Smaller Companies Portfolio an annual fee, payable monthly, of 0.075% of the Portfolio's average daily net assets subject to a $25,000 annual minimum.

   OTHER SERVICE PROVIDERS

         Forum Accounting Services, LLC ('FAcS') performs portfolio accounting services for the Schroder U.S. Smaller Companies Portfolio and is entitled to receive compensation for its services in the amount of $36,000 per year, plus certain other charges, based upon the number and types of portfolio transactions. FAcS also provides interestholder recordkeeping services to the Portfolio for which it receives $12,000 per year plus certain other charges.

NOTE 4. PURCHASES AND SALES OF SECURITIES

         The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the year ended May 31, 1998 were $321,269,356 and $118,490,742, respectively.

         For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of May 31, 1998 were $292,802,767, $54,156,312, $14,855,900 and $39,300,412, respectively.

NOTE 5. FEDERAL TAXES

         The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio is deemed to have been 'passed through' to the interestholders in proportion to their holdings in the Portfolio, regardless of whether such interest, dividends or gain has been distributed by the Portfolio.

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                                       21

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Schroder U.S. Smaller Companies Portfolio
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To Trustees of Schroder Capital Funds and Investors of Schroder U.S. Smaller Companies Portfolio:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and related statement of operations and statements of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schroder U.S. Smaller Companies Portfolio (the 'Portfolio') (a separately managed portfolio of Schroder Capital Funds), at May 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (herein referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts
July 21, 1998

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                                       22

TRUSTEES

Hermann C. Schwab
Peter E. Guernsey
John I. Howell
Clarence F. Michalis
Mark J. Smith
David N. Dinkins
Peter S. Knight
Sharon L. Haugh

OFFICERS

Hermann C. Schwab
  Chairman of the Board
Mark J. Smith
  President
Mark Astley
  Vice President
Robert G. Davy
  Vice President
Margaret H. Douglas-Hamilton
  Vice President
Richard R. Foulkes
  Vice President
John Y. Keffer
  Vice President
Jane P. Lucas
  Vice President
Catherine A. Mazza
  Vice President
Michael Perelstein
  Vice President
Fariba Talebi
  Vice President
John A. Troiano
  Vice President
Ira L. Unschuld
  Vice President
Alexandra Poe
  Vice President
  Secretary
Fergal Cassidy
  Treasurer

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

ADMINISTRATOR AND DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

CUSTODIAN
The Chase Manhattan Bank
Chase MetroTech Center
Brooklyn, New York 11245

TRANSFER AND DIVIDEND
DISBURSING AGENT
Forum Shareholder Services, L.L.C.
Two Portland Square
Portland, Maine 04101

COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110-2624

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109

This report is for the information of the shareholders of the Schroder U.S. Smaller Companies Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.

                              [LOGO]   SCHRODERS

                                   Schroder
                                 U.S. Smaller
                                  Companies
                                     Fund

                                ANNUAL REPORT
                                 May 31, 1998

                      Schroder Capital Funds (Delaware)